Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the unaudited condensed consolidated balance sheets date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events other than the event described below that required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On October 10, 2023, the Board approved the extension of the date by which the Company is required to complete an initial business combination until November 13, 2023. On November 8, 2023, the Board approved an extension of the date by which 10X II is required to complete an initial business combination from November 13, 2023 until December 13, 2023.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date consolidated financial statements were available to be issued. Based upon this review, the Company determined that, except for the below, there have been no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements.

Subsequent to December 31, 2022, the Company borrowed an additional $200,000 under the New Note. As a result, as of the date of the financial statements, the Company had $800,000 outstanding as promissory note — related party.